SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details)	Dec. 31, 2023 USD ($)
Subsequent Events [Abstract]
Fiscal year ended December 31, 2024	$ 172,547
Fiscal year ended December 31, 2025	115,031
Fiscal year ended December 31, 2026